CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item shares	Dec. 31, 2025 USD ($) item shares	Dec. 31, 2024 CNY (¥) item shares	Dec. 31, 2023 CNY (¥) item shares
Revenues	¥ 1,523,410	$ 217,844	¥ 1,466,698	¥ 1,498,029
Cost of revenues	¥ 795,723	$ 113,787	¥ 567,585	¥ 544,336
Number of ADS represents 10 Class A ordinary shares | item	13	13	13	13
Number of ordinary shares for each ADS | shares	10	10	10	10
Related Party
Sales and marketing expenses	¥ 883		¥ 1,128	¥ 1,711
General and administrative expenses	2,316		1,009	1,754
Information and reservation services
Cost of revenues	62,970	$ 9,005	106,958	174,421
Information and reservation services | Related Party
Revenues	0		2,870	2,421
Aesthetic treatment services
Revenues	674,903	$ 96,510	169,263	12,959
Aesthetic treatment services | Related Party
Cost of revenues	22		0	0
Sales of medical products and maintenance services | Related Party
Revenues	853		36	36
Cost of revenues	¥ 222		¥ 0	¥ 0